WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 46.3%
FHLMC - 4.9%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-9/1/50	$56,576,577	$59,849,896
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	24,705	29,589
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	170,786	202,628
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-5/1/50	4,187,479	4,493,407
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-5/1/50	11,416,741	12,538,787
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-3/1/50	5,463,203	5,922,207
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/48	18,331,960	19,617,804	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-3/1/50	4,970,497	5,499,770
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.342%	3/1/47	2,584,851	2,678,586	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	19,980	23,646
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/47	12,296,400	12,877,902
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	23,347	27,336
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	70,434	80,863
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	136,025	161,123
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43	508,921	554,217
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	1,223,795	1,343,561
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47-4/1/49	4,178,481	4,585,942

Total FHLMC				130,487,264

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	1

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 28.8%
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	$628,720	$659,628
Federal National Mortgage Association (FNMA)	1.210%	11/1/30	400,000	400,159
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	3,511,000	3,825,652
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,672,000	5,134,361
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-9/1/57	138,052,331	152,671,848
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-11/1/37	101,619	121,374
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	25,408,107	28,323,682
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	62,500,000	64,094,238	(c)
Federal National Mortgage Association (FNMA)	2.000%	12/1/35-12/1/50	181,800,000	189,297,704	(c)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	24,427	28,821
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-9/1/50	76,934,374	82,018,908
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	382,734	443,149
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	29,229	33,829
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	37,426,092	40,550,933
Federal National Mortgage Association (FNMA)	3.500%	4/1/45-8/1/50	55,807,619	60,007,148
Federal National Mortgage Association (FNMA)	4.000%	1/1/49-7/1/50	132,392,176	141,810,927	(a)

Total FNMA				769,422,361

GNMA - 12.6%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	57,592,822	60,347,946
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	8,151,526	8,751,119
Government National Mortgage Association (GNMA)	4.000%	3/15/50	188,681	200,122
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	951,787	1,096,927

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/50	$34,365,320	$37,329,058
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	30,331,821	33,213,941
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	15,366,050	16,398,365
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-4/20/50	43,750,597	47,282,460
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-1/20/50	1,162,233	1,220,935
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	40,800,000	42,687,221	(c)
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	82,000,000	86,417,553	(c)

Total GNMA				334,945,647

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,213,696,818)				1,234,855,272

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 17.3%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	2.053%	7/20/35	387,457	333,944	(b)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	329,071	272,429
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	0.769%	6/25/45	2,802,484	2,761,590	(b)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/15/53	13,020,000	13,527,402
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.391%	7/15/35	11,150,000	10,837,212	(b)(e)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	0.830%	10/25/34	2,552,598	2,507,938	(b)(e)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	0.750%	5/25/35	35,499	30,187	(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	188,088
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	162,589	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.240%	10/10/46	80,000	79,354	(b)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,779,967	(b)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,372,999	(e)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	22,717,620	23,643,158	(b)(e)
CSMC Trust, 2017-RPL3 B2	4.719%	8/1/57	19,211,208	21,561,334	(b)(e)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	9,921,747	(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	3

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	$8,060,000	$8,106,861	(a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	6,000,000	1,021,620	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, 1517 X1, IO	1.444%	7/25/35	3,079,509	447,445	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.741%	3/25/27	51,606,986	1,750,235	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.704%	3/25/29	6,578,684	279,595	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.092%	5/25/29	5,984,742	416,290	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K108 X1, IO	1.810%	3/25/30	7,200,000	968,849	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K118 X1, IO	1.055%	9/25/30	11,473,434	917,728	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K720 X1, IO	0.635%	8/25/22	77,421,606	416,730	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K723 X1, IO	1.071%	8/25/23	119,899,847	2,409,220	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K740 X1, IO	0.761%	9/25/27	35,950,000	1,645,748	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KSG1 X1, IO	1.258%	9/25/30	8,199,542	757,646	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	23,232	27,616
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.809%	10/15/41	324,380	58,040	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	548,504	27,569

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	$1,506,668	$1,556,949
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,491,012	188,844
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	499,045	58,403
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.868%	2/15/38	1,587,456	94,782	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	2.350%	2/25/24	813,323	813,952	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	2.350%	9/25/24	456,402	456,510	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	3.850%	4/25/28	6,719,961	6,946,585	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	1.500%	3/25/29	1,780,571	1,781,396	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA5 M1 (SOFR30A + 1.300%)	1.388%	10/25/50	18,550,000	18,633,282	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.400%	10/25/23	15,147,719	15,201,945	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.550%	1/25/24	23,264,087	22,637,373	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.400%	7/25/29	22,793,517	22,709,696	(b)(e)
Federal National Mortgage Association (FNMA) ACES, 2020-M10 X6, IO	1.497%	8/25/28	2,000,000	186,740	(b)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,590,577

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	5

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	$1,499,491	$1,651,517
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	6,600,000	7,381,942
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,353,564	2,515,803
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.563%	9/25/34	3,094,449	334,532	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	6.380%	1/25/41	145,541	37,556	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	334,129	376,445
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	4,741	5,197
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	18,419	17,599
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.450%	7/25/42	68,411	15,369	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	488,327	28,141
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	189,792	4,970
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.000%	12/25/42	532,367	115,387	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	102,775	118,766
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	287,703	34,352
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	762,459	97,722
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	1,147,461	75,578
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.507%	8/25/44	1,224,578	76,055	(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	907,525	919,732
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	16,005	2,957

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	$10,450	$1,769
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	5,738	778	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	5,936	854	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	9,222	1,328
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	13,301	2,522
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	50,536	8,587
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	148,888	8,192
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	106,260	9,457
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	13,017,003	13,222,132	(b)(e)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	19,791,708	45,345	(e)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	4,333,878	4,510,140	(b)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.589%	4/19/36	505,879	445,359	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.504%	1/20/40	20,899	1,757	(b)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	79,285	5,144
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.590%	11/20/60	699,799	700,905	(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	0.640%	4/20/61	938,161	940,630	(b)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.459%	4/16/42	2,320,213	656,833	(b)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.438%	1/16/55	77,971,739	1,133,721	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.504%	5/16/55	27,075,638	668,208	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	7

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	$825,649	$108,501
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	999,477	196,997
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	321,178	45,631
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.662%	2/16/57	1,498,664	76,882	(b)
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	0.440%	5/20/68	1,665,995	1,662,397	(b)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	9,401,918	9,757,989
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,009,049	1,038,760
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	2,225,702	372,212
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	773,660	133,263
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	795,554	104,871
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	794,238	106,396
Government National Mortgage Association (GNMA), 2020-160 IH	2.500%	10/20/50	498,561	70,024
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	695,779	97,979
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,594,693	364,642
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.297%	5/20/70	2,600,461	2,729,602	(b)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.397%	4/20/70	3,777,756	3,896,169	(b)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.647%	7/20/70	495,999	498,074	(b)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.597%	7/20/70	191,214	191,496	(b)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.547%	8/20/70	$4,968,699	$4,972,273	(b)
GreenPoint Mortgage Funding Trust, 2005- HY1 1A1B (1 mo. USD LIBOR + 0.360%)	0.510%	7/25/35	7,166,135	7,190,885	(b)
GS Mortgage Securities Corp. Trust, 2013- GC16 B	5.161%	11/10/46	500,000	528,657	(b)
GS Mortgage Securities Corp. Trust, 2018- GS9 B	4.321%	3/10/51	1,725,000	1,934,470	(b)
GS Mortgage Securities Corp. Trust, 2018- RPL1 A1A	3.750%	10/25/57	24,616,794	26,314,102	(e)
GS Mortgage Securities Corp. Trust, 2019- SOHO A (1 mo. USD LIBOR + 0.900%)	1.041%	6/15/36	13,100,000	13,033,916	(b)(e)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	0.890%	12/25/34	2,387,432	2,465,326	(b)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	0.890%	11/25/34	5,500,356	5,518,101	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.752%	7/15/47	700,000	695,846	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	544,951	440,825
JPMorgan Mortgage Trust, 2015-5 A9	2.578%	5/25/45	1,250,796	1,295,288	(b)(e)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	8,765,186	9,034,810	(b)(e)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.359%	7/27/36	6,716,434	5,282,542	(b)(e)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	97,590	98,253	(b)(e)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	7,872,756	7,937,064	(e)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	2.874%	9/25/35	64,611	46,347	(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.413%	3/25/36	453,068	352,885	(b)
Mortgage Repurchase Agreement Financing Trust, 2020-5 A2 (1 mo. USD LIBOR + 1.000%)	1.153%	8/10/23	23,060,000	23,229,745	(b)(e)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	4,895,933	5,170,994	(b)(e)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	6,276,440	6,711,202	(b)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	9

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	$22,383,195	$24,390,282	(b)(e)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	27,678,413	29,936,846	(b)(e)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	0.355%	9/25/46	468,701	439,288	(b)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	28,917	23,054
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.153%	9/29/31	191	186	(b)(e)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	847,127	874,942
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	8,411,342	8,414,748	(b)(e)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.599%	1/21/70	4,480,000	4,488,503	(b)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.873%	3/25/34	142,644	138,376	(b)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	2.893%	3/25/46	239,865	249,083	(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.546%	3/25/33	127,739	132,999	(b)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	103,046	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	1.130%	11/25/34	6,447,046	6,413,593	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	0.790%	7/25/45	60,489	59,582	(b)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.463%	6/15/45	396,856	4,923	(b)(e)
WFRBS Commercial Mortgage Trust, 2014- C24 B	4.204%	11/15/47	1,670,000	1,545,203	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $456,589,678)				462,181,515

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.5%
U.S. Government Obligations - 13.5%
U.S. Treasury Bonds	2.500%	2/15/45	25,450,000	30,773,623
U.S. Treasury Bonds	2.250%	8/15/49	25,060,000	29,142,039
U.S. Treasury Bonds	1.250%	5/15/50	187,010,000	172,589,775

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	1.375%	8/15/50	$133,040,000	$126,710,207
U.S. Treasury Notes	0.375%	4/30/25	170,000	170,491
U.S. Treasury Notes	0.250%	6/30/25	160,000	159,438

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $362,854,771)				359,545,573

ASSET-BACKED SECURITIES - 8.4%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	5,000,000	4,913,495	(e)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.561%	3/25/37	446,342	423,731	(b)(e)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	18,447,708	17,627,409	(e)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	0.649%	10/25/34	2,333,450	2,235,217	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	0.480%	7/25/36	31,973	30,764	(b)(e)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	20,304,916	21,329,445	(b)(e)
CSMC Trust, 2017-RPL1 M1	3.060%	7/25/57	20,370,000	18,780,835	(b)(e)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	2,064,652	2,068,150	(e)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	0.450%	5/25/37	5,588,082	5,153,519	(b)(e)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	0.540%	8/25/36	20,305,000	20,228,834	(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	0.240%	12/25/36	28,699	16,759	(b)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	26,620,000	27,505,956	(e)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.750%	4/25/40	3,169,191	3,141,451	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.450%	3/25/66	3,310,000	3,353,176	(b)(e)
Navient Student Loan Trust, 2019-BA A2A	3.390%	12/15/59	7,610,000	7,989,400	(e)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.561%	11/15/32	550,000	550,367	(b)(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.516%	4/15/37	473,371	446,728	(b)
Pretium Mortgage Credit Partners LLC	3.179%	6/27/69	30,258,796	30,477,567	(e)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.420%	5/25/36	127,188	125,899	(b)(e)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	11

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	0.550%	9/25/45	$1,263,549	$1,246,316	(b)
RAMP Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	0.420%	10/25/36	621,609	616,654	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.029%	8/25/33	704,658	679,211	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	1.149%	9/25/37	227,726	202,918	(b)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	1.949%	9/25/37	997,036	896,221	(b)
Residential Funding Securities Corp., 2002- RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.650%	10/25/32	2,589	2,330	(b)(e)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.365%	3/25/44	8,300,831	7,896,301	(b)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	2,125,410	2,263,110
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	20,000,000	20,781,756	(e)
Structured Asset Securities Corp., 2004- SC1 A	8.081%	12/25/29	11,090	11,077	(b)(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	191,876	185,441
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	4,109,462	4,162,977	(b)(e)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.150%	5/25/58	16,086,813	16,147,254	(b)(e)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	2,937,543	3,085,903

TOTAL ASSET-BACKED SECURITIES (Cost - $222,113,863)				224,576,171

U.S. TREASURY INFLATION PROTECTED SECURITIES - 7.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	25,806,435	39,814,730
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	15,355,937	23,968,477
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	29,818,560	42,816,670	(f)(g)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	26,317,431	33,819,362	(f)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	43,939,600	59,726,332
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	6,245,116	6,771,030
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	109,540	120,551

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $171,748,083)				207,037,152

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 2.3%
Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	$8,660,000	$9,872,227	(e)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	7,768,882
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	4,306,554

Total Mexico				12,075,436

Qatar - 0.8%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	18,110,000	19,475,367	(h)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,757,086	(h)

Total Qatar				21,232,453

Saudi Arabia - 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,600,000	3,771,702	(e)

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	14,000,000	14,053,088	(e)

TOTAL SOVEREIGN BONDS (Cost - $56,139,482)				61,004,906

CORPORATE BONDS & NOTES - 1.9%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,240,000	1,339,975	(e)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,743,110

FINANCIALS - 0.5%
Banks - 0.5%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	12/16/20	200,000	197,964	(b)(i)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	13

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	$12,200,000	$12,299,107	(e)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/31/20	1,670,000	1,693,162	(b)(i)

Total Banks				14,190,233

Insurance - 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	8,944	12,186	(e)(i)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	32,888	32,806	(b)(e)

Total Insurance				44,992

TOTAL FINANCIALS				14,235,225

INDUSTRIALS - 1.2%
Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	1,360,000	1,361,828
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,655,000	4,719,049

Total Airlines				6,080,877

Transportation Infrastructure - 1.0%
DP World PLC, Senior Notes	5.625%	9/25/48	20,510,000	25,089,986	(e)

TOTAL INDUSTRIALS				31,170,863

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,136,580	(e)

TOTAL CORPORATE BONDS & NOTES (Cost - $44,776,315)				50,625,753

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,527,919,010)				2,599,826,342

			SHARES
SHORT-TERM INVESTMENTS - 21.2%
BNY Mellon Cash Reserve Fund (Cost - $566,467,500)	0.010%		566,467,500	566,467,500

TOTAL INVESTMENTS - 118.6% (Cost - $3,094,386,510)				3,166,293,842
Liabilities in Excess of Other Assets - (18.6)%				(497,360,832)

TOTAL NET ASSETS - 100.0%				$2,668,933,010

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

††	Represents less than 0.1%.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2020, the Fund held TBA securities with a total cost of $379,678,224.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(g)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Security has no maturity date. The date shown represents the next call date.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	15

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,685	3/21	$592,687,606	$592,986,444	$298,838
U.S. Treasury 5-Year Notes	23,539	3/21	2,962,410,577	2,966,649,594	4,239,017
U.S. Treasury 10-Year Notes	4,203	3/21	579,495,896	580,736,411	1,240,515
U.S. Treasury Long- Term Bonds	2,129	3/21	371,064,565	372,375,406	1,310,841
U.S. Treasury Ultra Long-Term Bonds	1,015	3/21	218,351,967	219,271,719	919,752

					8,008,963

Contracts to Sell:
90-Day Eurodollar	6,346	3/21	1,581,670,398	1,583,168,350	(1,497,952)
90-Day Eurodollar	7,261	6/21	1,787,022,152	1,811,528,737	(24,506,585)
90-Day Eurodollar	7,605	12/21	1,885,092,692	1,896,687,000	(11,594,308)

					(37,598,845)

Net unrealized depreciation on open futures contracts					$(29,589,882)

At November 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$567,771,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(2,118)	$(313,661)
	440,105,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	249,094	(1,450,058)
	145,220,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(289,896)	1,381,415
	389,440,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	50,000	3,145,650
	429,328,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	(987,199)	44,425,519
	44,444,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	753,967	3,346,676
	24,556,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	(10,740)	461,485

Total	$2,040,864,000				$(236,892)	$50,997,026

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$ 180,131,000	6/20/25	1.000% quarterly	$ 2,943,341	$(1,158,704)	$4,102,045
Markit CDX.NA.IG.35 Index	18,785,000	12/20/25	1.000% quarterly	466,826	444,731	22,095

Total	$ 198,916,000			$ 3,410,167	$(713,973)	$4,124,140

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

18

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,234,855,272	—	$1,234,855,272
Collateralized Mortgage Obligations	—	462,181,515	—	462,181,515
U.S. Government & Agency Obligations	—	359,545,573	—	359,545,573
Asset-Backed Securities	—	224,576,171	—	224,576,171
U.S. Treasury Inflation Protected Securities	—	207,037,152	—	207,037,152
Sovereign Bonds	—	61,004,906	—	61,004,906
Corporate Bonds & Notes	—	50,625,753	—	50,625,753

Total Long-Term Investments	—	2,599,826,342	—	2,599,826,342

Short-Term Investments†	—	566,467,500	—	566,467,500

Total Investments	—	$3,166,293,842	—	$3,166,293,842

Other Financial Instruments:
Futures Contracts	$8,008,963	—	—	$8,008,963
Centrally Cleared Interest Rate Swaps	—	$52,760,745	—	52,760,745
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,124,140	—	4,124,140

Total Other Financial Instruments	$8,008,963	$56,884,885	—	$64,893,848

Total	$8,008,963	$3,223,178,727	—	$3,231,187,690

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$37,598,845	—	—	$37,598,845
Centrally Cleared Interest Rate Swaps	—	$1,763,719	—	1,763,719

Total	$37,598,845	$1,763,719	—	$39,362,564

†	See Schedule of Investments for additional detailed categorizations.

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